                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number:  28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:

        /s/        Edward M. Giles           New York, NY        08/05/05
            ---------------------------   -----------------   ---------------
                     [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                            --------------------

Form 13F Information Table Entry Total:                       45
                                            --------------------

Form 13F Information Table Value Total:                   188936
                                            --------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                      NONE





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                                 GME CAPITAL LLC
                                   13 F REPORT
                               AS OF JUNE 30, 2005

                                                             Value     Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class   CUSIP        (x$1000)  Prn Amt     Prn  Call  Dscretn  Managers Sole     Shared None
------------------------------ --------------   ---------    --------  --------    ---  ----  -------  -------- -------- ------ ----
3D SYSTEMS CORP                COM NEW          88554D205         7821      325044 SH         Defined  1,2,3      325044
ACCELR8 TECHNOLOGY CORP        COM NEW          004304200          378      118000 SH         Defined  1,2,3      118000
AMERICAN VANGUARD CORP         COM              030371108         6813      325840 SH         Defined  1,2,3      325840
ANALOG DEVICES                 COM              032654105         5271      141288 SH         Defined  1,2,3      141288
BJ SERVICES CO                 COM              055482103         1900       36200 SH         Defined  1,2,3       36200
CELGENE CORP                   COM                 151020104     35995      884406 SH         Defined  1,2,3      884406
CENTENE CORP                   COM              15135B101          282        8400 SH         Defined  1,2,3        8400
CIMAREX ENERGY                 COM                 171798101       288        7400 SH         Defined  1,2,3        7400
CORRPRO CO.                    COM                 220317101        96       98850 SH         Defined  1,2,3       98850
COUNTRYWIDE FINANCIAL          COM                 222372104      6609      171178 SH         Defined  1,2,3      171178
D.R. HORTON INC                COM              23331A109         5289      140633 SH         Defined  1,2,3      140633
HUDSON CITY BANCORP INC        COM                 443683107      5849      512608 SH         Defined  1,2,3      512608
KOPIN CORP.                    COM                 500600101       736      144360 SH         Defined  1,2,3      144360
LEXICON GENETICS INC.          COM                 528872104       277       56000 SH         Defined  1,2,3       56000
LIFECORE BIOMEDICAL INC.       COM                 532187101      2973      272500 SH         Defined  1,2,3      272500
MASSEY ENERGY CO               COM                 576206106      6086      161350 SH         Defined  1,2,3      161350
MERCURY COMPUTER SYSTEMS       COM                 589378108      4129      150600 SH         Defined  1,2,3      150600
MRV COMMUNICATIONS INC.        COM                 553477100      1344      619200 SH         Defined  1,2,3      619200
MURPHY OIL CORP.               COM                 626717102      3687       70600 SH         Defined  1,2,3       70600
NABORS INDUSTRIES LTD          SHS              G6359F103         3758       62000 SH         Defined  1,2,3       62000
NEWFIELD EXPLORATION CO        COM                 651290108      4739      118800 SH         Defined  1,2,3      118800
NEWMONT MINING CORPORATION     COM                 651639106      3901       99950 SH         Defined  1,2,3       99950
NOBLE DRILLING CORP.           SHS              G65422100         2091       34000 SH         Defined  1,2,3       34000
PALL CORP.                     COM                 696429307      3746      123400 SH         Defined  1,2,3      123400
PETROHAWK ENERGY CORP          COM                 716495106      1052       97400 SH         Defined  1,2,3       97400
PLACER DOME INC                COM                 725906101      2579      167700 SH         Defined  1,2,3      167700
PRESSTEK INC.                  COM                 741113104      5715      504820 SH         Defined  1,2,3      504820
QUEST DIAGNOSTICS, INC.        COM              74834L100         3564       66900 SH         Defined  1,2,3       66900
QUESTAR CORP                   COM                 748356102      5397       81900 SH         Defined  1,2,3       81900
RAYONIER INC                   COM                 754907103      9390      177066 SH         Defined  1,2,3      177066
SCOTTS MIRACLE-GRO CO          CL A                810186106      2293       32200 SH         Defined  1,2,3       32200
SHIRE PHARMACEUTICALS GROUP PL SPONSORED ADR    82481R106         3660      111600 SH         Defined  1,2,3      111600
SOUTHWESTERN ENERGY CO.        COM                 845467109     13324      283600 SH         Defined  1,2,3      283600
STERICYCLE, INC.               COM                 858912108      2136       42450 SH         Defined  1,2,3       42450
STREETTRACKS GOLD TRUST        GOLD SHS            863307104       652       15000 SH         Defined  1,2,3       15000
SYNTHETECH                     COM              87162e100          126      201000 SH         Defined  1,2,3      201000
THORATEC CORPORATION           COM NEW             885175307       153       10000 SH         Defined  1,2,3       10000
THORNBURG MORTGAGE INC         COM                 885218107      6578      225800 SH         Defined  1,2,3      225800
TIERONE CORP                   COM              88650R108            0      141900 SH         Defined  1,2,3      141900
UNIVERSAL HEALTH RLTY IN       SH BEN INT       91359E105         1074       28183 SH         Defined  1,2,3       28183
UNOCAL CORP                    COM                 915289102      2849       43800 SH         Defined  1,2,3       43800
VASOGEN INC                    COM              92232F103         1728      351900 SH         Defined  1,2,3      351900
VENTANA MEDICAL SYSTEMS        COM              92276h106         8722      216792 SH         Defined  1,2,3      216792
WILLBROS GROUP INC             COM                 969199108      3606      251800 SH         Defined  1,2,3      251800
WRIGHT MEDICAL GROUP INC.      COM              98235T107          280       10500 SH         Defined  1,2,3       10500

REPORT SUMMARY                               45 DATA RECORDS    188936